Leases - Schedule of Carrying Amounts of Rights of Use Assets Recognized (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance beginning		$ 3,180,318	$ 5,892,374
Lease modification		3,968	(879,689)
Reassessment of the right-of-use assets		(466,430)	(888,426)
Depreciation	[1]	(810,500)	(943,941)
Balance ending		1,907,356	3,180,318
Office Premises [Member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance beginning		3,175,625	5,881,811
Lease modification		3,968	(879,689)
Reassessment of the right-of-use assets		(462,032)	(888,426)
Depreciation	[1]	(810,500)	(938,071)
Balance ending		1,907,061	3,175,625
Other equipment [Member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance beginning		4,693	10,563
Lease modification
Reassessment of the right-of-use assets		(4,398)
Depreciation	[1]		(5,870)
Balance ending		$ 295	$ 4,693

[1]	Depreciation of $294,942 ($362,005 in 2023 and $120,236 in 2022) related to right-of-use assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.